COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

August 3, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS SERIES TRUST I (the Registrant)
Active Portfolios® Multi-Manager Growth Fund
Columbia Pacific/Asia Fund
Columbia Select Large Cap Growth Fund

Post-Effective Amendment No. 234
File Nos. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 234 (Amendment). This Amendment was filed electronically on July 28, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Joseph L. D’Alessandro

Joseph L. D’Alessandro

Assistant Secretary

Columbia Funds Series Trust I